Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and restricted cash
	As of December 31,
	2022	2021
Cash on hand	$471,408	$349,846
Cash in bank	6,459,231	12,378,937
Subtotal	6,930,639	12,728,783
Restricted cash – current	-	1,525,028
Restricted cash – non-current	1,300,005	1,600,000
Cash, cash equivalents, and restricted cash	$8,230,644	$15,853,811